Taxation - Movement of the valuation allowances (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Balance as of January 1,	¥ (608,647)	¥ (537,638)
Change of valuation allowance	(184,573)	(71,009)
Balance as of December 31,	¥ (793,220)	¥ (608,647)